INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 11,978	$ 9,607
Non-Current Assets	116,172	94,983
Total assets	128,150	104,590
Current Liabilities	15,260	10,903
Non-Current Liabilities	77,350	63,834
Total liabilities associated with assets held for sale	92,610	74,737
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	20,573	9,953
Non-Current Assets	106,435	90,557
Total assets	127,008	100,510
Current Liabilities	16,833	9,177
Non-Current Liabilities	63,549	50,182
Total liabilities associated with assets held for sale	80,382	59,359
Total Net Assets	46,626	41,151
Other Ownership Interests	40,249	35,479
Partnership’s Share	6,377	5,672
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	292	4,060
Non-Current Assets	3,608	3,408
Total assets	3,900	7,468
Current Liabilities	288	2,706
Non-Current Liabilities	2,457	2,246
Total liabilities associated with assets held for sale	2,745	4,952
Total Net Assets	1,155	2,516
Other Ownership Interests	860	2,204
Partnership’s Share	295	312
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	5,769	1,563
Non-Current Assets	23,245	21,980
Total assets	29,014	23,543
Current Liabilities	1,265	1,301
Non-Current Liabilities	14,953	12,304
Total liabilities associated with assets held for sale	16,218	13,605
Total Net Assets	12,796	9,938
Other Ownership Interests	9,447	7,776
Partnership’s Share	3,349	2,162
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	57	195
Non-Current Assets	213	6,257
Total assets	270	6,452
Current Liabilities	19	259
Non-Current Liabilities	24	4,080
Total liabilities associated with assets held for sale	43	4,339
Total Net Assets	227	2,113
Other Ownership Interests	8	1,406
Partnership’s Share	219	707
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	14,450	4,131
Non-Current Assets	79,282	58,265
Total assets	93,732	62,396
Current Liabilities	15,261	4,911
Non-Current Liabilities	46,115	31,552
Total liabilities associated with assets held for sale	61,376	36,463
Total Net Assets	32,356	25,933
Other Ownership Interests	29,851	23,607
Partnership’s Share	2,505	2,326
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	5	4
Non-Current Assets	87	647
Total assets	92	651
Current Liabilities	0	0
Non-Current Liabilities	0	0
Total liabilities associated with assets held for sale	0	0
Total Net Assets	92	651
Other Ownership Interests	83	486
Partnership’s Share	$ 9	165
U.S. Pipeline System | Loans and receivables
Disclosure Of Associates And Joint Ventures [Line Items]
Financial assets		$ 250
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Bottom of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	33.00%
Bottom of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	15.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	45.00%	49.00%
Top of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	25.00%
Top of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	40.00%	40.00%